Accruals and other payables	3 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accruals and other payables

6.	Accruals and other payables

	December 31, 2020	September 30, 2020

Salaries payable	$83,061	$61,761
Directors’ fees	435,750	398,250
Other payables and accrued expenses	434,565	330,006
Other provisions	735,328	735,328
	$1,718,655	$1,535,335